Financial risk management - Net debt ratio (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net debt ratio
Loans and financing	$ 1,447,299	$ 1,144,385	$ 1,056,210
Cash and cash equivalents	(1,019,037)	(915,576)	(621,415)	$ (750,679)
Derivative financial instruments	3,260	16,718	(10,105)
Financial investments	(206,547)	(119,498)	(57,856)
Net debt	224,975	126,029	366,834
Profit for the year	165,265	110,509	(139,796)
Plus (less):
Results of investees	(60)	158	256
Results of investees - Discontinued operations			318
Depreciation and amortization	270,454	275,034	295,258
Net financial results	130,181	(79,081)	341,931
Taxes on income	106,194	98,383	(38,779)
EBITDA	672,034	405,003	459,188
Exceptional items
Gains on sales of investments	(4,588)	(408)
Impairment of other assets	73	308
(Reversal) Impairment - property, plant, equipment		(979)	8,574
Adjusted EBITDA	$ 667,519	$ 403,924	$ 467,762
Gearing ratio	0.34%	0.31%	0.78%